Consolidated Statements of Changes In Stockholders' Equity (Unaudited) (USD $)	3 Months Ended	6 Months Ended						6 Months Ended					6 Months Ended					6 Months Ended
	Jul. 03, 2011	Jul. 03, 2011	Jul. 03, 2010	Jul. 03, 2010 Series A Preferred Stock [Member] Preferred Stock [Member]	Jul. 03, 2010 Series B Preferred Stock [Member] Preferred Stock [Member]	Jul. 03, 2011 Preferred Stock [Member]	Jan. 02, 2011 Preferred Stock [Member]	Jul. 03, 2010 Series A Preferred Stock [Member] Common Stock	Jul. 03, 2010 Series B Preferred Stock [Member] Common Stock	Jul. 03, 2010 Common Stock	Jul. 03, 2011 Common Stock	Jan. 02, 2011 Common Stock	Jul. 03, 2010 Series A Preferred Stock [Member] Additional Paid-in Capital	Jul. 03, 2010 Series B Preferred Stock [Member] Additional Paid-in Capital	Jul. 03, 2010 Additional Paid-in Capital	Jul. 03, 2011 Additional Paid-in Capital	Jan. 02, 2011 Additional Paid-in Capital	Jul. 03, 2010 Accumulated Deficit	Jul. 03, 2011 Accumulated Deficit	Jan. 02, 2011 Accumulated Deficit
Beginning balance		$ 1,469,610				$ 91	$ 96				$ 44,816	$ 40,487				$ 43,279,990	$ 42,845,625		$ (42,910,590)	$ (41,416,598)
Beginning balance, shares							96,325				44,815,977	40,487,294
Conversion of Preferred Stock Series "A" and "B" into common stock, shares				(5,000)	(115)			3,846,154	50,000
Conversion of Preferred Stock Series "A" and "B" into common stock				(5)				3,846	50				(3,841)	(50)
Common stock issued for consulting, marketing & promotional services, shares										219,129
Common stock issued for consulting, marketing & promotional services			40,700							219					40,481
Common stock base compensation for consulting, marketing and promotional expenses			59,566												59,566
Common stock base compensation			319,913												319,913
Payments for financing costs			(9,461)												(9,461)
Payment of dividends to preferred stock converted into common stock, shares										213,400
Payment of dividends to preferred stock converted into common stock			27,970							213					27,757
Dividends on preferred stock			(366,305)															(366,305)
Net loss for the six months ended July 3, 2011	(395,847)	(1,127,687)	(1,127,687)															(1,127,687)
Ending balance	$ 414,307	$ 414,307				$ 91	$ 96				$ 44,816	$ 40,487				$ 43,279,990	$ 42,845,625		$ (42,910,590)	$ (41,416,598)
Ending balance, shares	91,210	91,210					96,325				44,815,977	40,487,294